ENTITY-WIDE DISCLOSURE: (Tables)	12 Months Ended
Dec. 31, 2015
ENTITY-WIDE DISCLOSURE: [Abstract]
Schedule of net revenues by geographic area
	Year ended December 31
	2015	2014	2013
United States	$587	$2,305	$1,151
Germany	253	2,500	206
France	9	-	-
Israel	-	609	47
Total revenues	$849	$5,414	$1,404

Schedule of revenues from single customers that exceed 10% of total revenues
	Year ended December 31
	2015	2014	2013
Customer A	$86	$732	$336
Customer B	$366	$1,032	$597
Customer C	$253	$2,500	$206
Customer D	$135	$541	$174
Customer E	-	$609	$47